As filed with the Securities and Exchange Commission on January 22, 2021

Registration No. 333-239815

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

Registration Statement Under The Securities Act Of 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]

U.S. GLOBAL INVESTORS FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

________________________

Send Copies of Communications to:

ZACHARY R. TACKETT, ESQ.	CHRISTOPHER J. ZIMMERMAN, ESQ.
THREE CANAL PLAZA, SUITE 600	STRADLEY RONON STEVENS & YOUNG LLP
PORTLAND, MAINE 04101	2000 K STREET, N.W., SUITE 700
WASHINGTON, DC 20006-1871

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Investor Class shares of beneficial interest, without par value, of the Global Luxury Goods Fund (formerly, the Holmes Macro Trends Fund), a series of the Registrant

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Registration Statement consists of the following papers and documents:

Facing Sheet

Contents of Registration Statement on Form N-14

Part A - Prospectus/Proxy Statement*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

*	Previously filed in Registrant's Registration Statement on Form N-14, file No. 333-239815 on October 8, 2020 and incorporated herein by reference.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, as amended, is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely for the purpose of filing an opinion of Stradley Ronon Stevens & Young LLP, tax counsel for the Registrant, as Exhibit 12 to the Registration Statement on Form N-14, as amended, in view of the completion of the reorganization and merger of the All American Equity Fund, a former series of the Registrant, into the Global Luxury Goods Fund, a separate series of the Registrant.

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Under the Registrant’s Agreement and Declaration of Trust, Article IX :

Section 9.02 Indemnification of trustees, officers and employees.

(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is, or has been, a trustee or an officer, or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate series (out of assets belonging to that series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof (ii) as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been finally adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement not involving a final adjudication (as provided for in paragraph (b)(i)), unless there has been a determination that such trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A)by the court or other body approving the settlement; (B) by at least a majority of those trustees who neither are interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section may be paid by the Trust or series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or series if it ultimately is determined that he is not entitled to indemnification under this Section; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section

Section 9.03. Indemnification of shareholders. In case any shareholder or former shareholder of any series shall be held to be personally liable solely by reason of his being or having been a shareholder of such series and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled, out of the assets belonging to the applicable series, to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected series, shall assume, upon request by the shareholder, the defense of any claim made against the shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the Series.

ITEM 16. EXHIBITS

1		Articles of Incorporation
	(a)	Agreement and Declaration of Trust, dated July 31, 2008, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

2		By-Laws
	(a)	By-laws, dated July 31, 2008, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

3		Voting Trusts Agreement
	(a)	Not applicable.

4		Plan of Merger
	(a)	Executed Agreement and Plan of Reorganization, adopted by the Registrant on behalf of All American Equity Fund and Global Luxury Goods Funds is filed herewith.

5		Instruments Defining Rights of Security Holders
	(a)	Not applicable

6		Investment Advisory Contracts
	(a)	Advisory Agreement with U.S. Global Investors, Inc., dated October 1, 2008, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).
	(b)	Amended and Restated Administrative Services Agreement with U.S. Global Investors, Inc., dated August 14, 2014, incorporated by reference to Post-Effective Amendment No. 122 filed April 30, 2015 (EDGAR Accession No. 0001104659-15-032332).
	(c)	Amended Administrative Services Agreement with U.S. Global Investors, Inc., dated December 9, 2015, incorporated by reference to Post-Effective Amendment No. 124 filed February 29, 2016 (EDGAR Accession No. 0001398344-16-010373).
	(d)	Addendum to the Expense Limitation Agreement on behalf of Near Term Tax Free Fund, dated May 1, 2013, incorporated by reference to Post-Effective Amendment No. 135 filed April 28, 2020 (EDGAR Accession No. 0001398344-20-008645).
	(e)	Expense Limitation Agreement on behalf of Global Luxury Goods Fund dated December 4, 2020, incorporated by reference to Pre-Effective Amendment No. 1 filed October 8, 2020 (EDGAR Accession No. 0001398344-20-019882)
	(f)	Amended Schedule A to the Advisory Agreement with U.S. Global Investors, Inc., dated December 15, 2020, is filed herewith.
	(g)	Amended Appendix to Administrative Services Agreement with U.S. Global Investors, Inc., dated December 22, 2020 is filed herewith.

7	Underwriting Contracts

(a)	Distribution Agreement with Foreside Fund Services, LLC dated December 10, 2015, incorporated by reference to Post-Effective Amendment No. 124 filed February 29, 2016 (EDGAR Accession No. 0001398344-16-010373).

(b)	Amended and Restated Shareholder Servicing Agreement, dated January 15, 2010, incorporated by reference to Post-Effective Amendment 105 filed February 26, 2010 (EDGAR Accession No. 0000950123-10-018191).
(c)	Distribution Agreement with Foreside Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 127 filed April 28, 2017 (EDGAR Accession No. 0001398344-17-005412).
(d)	First Amendment dated July 1, 2020 to Distribution Agreement with Foreside Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 142, filed July 1, 2020 (Edgar Accession No. 0001398344-20-013119).
(e)	Second Amendment dated December 22, 2020 to Distribution Agreement with Foreside Fund Services, LLC, is filed herewith.

8		Bonus or Profit Sharing Contracts
	(a)	Not applicable

9		Custodian Agreements
	(a)	Custodian Agreement, dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 82 filed September 2, 1998 (EDGAR Accession No. 0000101507-98-000031).
	(b)	Amendment dated June 30, 2001, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Annual Report on Form 10-K filed September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).
	(c)	Appendix A to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Annual Report on Form 10-K filed September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).
	(d)	Amendment dated February 21, 2001, to Appendix B of the Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Annual Report on Form 10-K filed September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).
	(e)	Amendment dated April 23, 2006, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 95 filed October 31, 2006 (EDGAR Accession No. 0000101507-06-000020).
	(f)	Amendment dated October 1, 2008, to Custodian Agreement dated November 1, 1997 between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).
	(g)	Amendment dated July 1, 2020 to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 142, filed July 1, 2020 (Edgar Accession No. 0001398344-20-013119).
	(h)	Amendment dated December 22, 2020 to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., is filed herewith.

10		Rule 12b-1 and 18f-3 Plans
	(a)	Amended Distribution Plan, dated March 4, 2010, incorporated by reference to Post-Effective Amendment 107 filed April 30, 2010 (EDGAR Accession No. 0001104659-10-02438).

(b)	Amended and Restated Distribution Plan Pursuant to Rule 12b-1 Plan, dated January 15, 2010, incorporated by reference to Post-Effective Amendment 105 filed February 26, 2010 (EDGAR Accession No. 0000950123-10-018191).
(c)	Distribution Plan dated December 9, 2015, incorporated by reference to Post-Effective Amendment No. 124 filed February 29, 2016 (EDGAR Accession No. 0001398344-16-010373).
(d)	Multi-Class and Expense Allocation Policy dated June 24, 2020, incorporated by reference to Post-Effective Amendment No. 142, filed July 1, 2020 (Edgar Accession No. 0001398344-20-013119).
(e)	Amended Appendix to the Distribution Plan dated December 9, 2015, is filed herewith.

11		Legal Opinion
	(a)	Opinion of Counsel relating to legality of shares, incorporated by reference to Pre-Effective Amendment No. 1 filed October 8, 2020 (EDGAR Accession No. 0001398344-20-019882).

12		Legal Opinion
	(a)	Opinion of Counsel with respect to certain tax consequences relating to the Plan of Reorganization is filed herewith.

13		Other Material Contracts
	(a)	Transfer Agent Servicing Agreement, dated September 5, 2013, between Registrant and U.S. Bancorp Fund Services, LLC, incorporated by reference to the N-14 filed October 24, 2013 (EDGAR Accession No. 0001104659-13-077689).
	(b)	Administration Agreement dated August 14, 2014 between Registrant and SEI Investments Global Funds Services, incorporated by reference to Post-Effective Amendment No. 122 filed April 30, 2015 (EDGAR Accession No. 0001104659-15-032332).
	(c)	Amended and Restated Services Agreement between Registrant, Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) and Atlantic Shareholder Services, LLC, dated December 9, 2015, as amended March 24, 2016, December 8, 2016, and March 23, 2017, incorporated by reference to Post-Effective Amendment No. 127 filed April 28, 2017 (EDGAR Accession No. 0001398344-17-005412).
	(d)	Shareholder Services Plan dated December 9, 2015, as amended March 23, 2017, incorporated by reference to Post-Effective Amendment No. 127 filed April 28, 2017 (EDGAR Accession No. 0001398344-17-005412).
	(e)	Amended Appendix dated July 1, 2020 to Services Agreement between Registrant, Atlantic Fund Administration (d/b/a Apex Fund Services) and Atlantic Shareholder Services, LLC, dated December 9, 2015, as amended March 24, 2016, December 8, 2016, and March 23, 2017, incorporated by reference to Post-Effective Amendment No. 142, filed July 1, 2020 (Edgar Accession No. 0001398344-20-013119).

14		Other Opinions
	(a)	Consent of Independent Registered Public Accounting Firm, incorporated by reference to Pre-Effective Amendment No. 1 filed October 8, 2020 (EDGAR Accession No. 0001398344-20-019882)

15		Omitted Financial Statements
	(a)	Not applicable.

16		Power of Attorney
	(a)	Powers of Attorney, dated July 1, 2020, previously filed with the Trust’s registration statement on July 10, 2020 (EDGAR Accession No. 0001398344-20-013603) is hereby incorporated by reference.

(b)	Certificate of Secretary, dated October 8, 2020, incorporated by reference to Pre-Effective Amendment No. 1 filed October 8, 2020 (EDGAR Accession No. 0001398344-20-019882).

17		Additional Exhibits
	(a)	Not applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-14 to be signed on its behalf of the Registrant, in the city of Portland, State of Maine, on this 22nd day of January 2021.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Jessica Chase
Jessica Chase
President, Principal Executive Officer

By:	/s/ Karen Shaw__________________
Karen Shaw
Treasurer, Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ David Tucker*		January 22, 2021
David Tucker	Trustee

/s/ Mark D. Moyer*		January 22, 2021
Mark D. Moyer	Trustee

/s/ Jennifer Brown-Strabley*		January 22, 2021
Jennifer Brown-Strabley	Trustee

/s/ Jessica Chase		January 22, 2021
Jessica Chase	Trustee

*BY:	/s/ Zachary Tackett
Zachary Tackett
Attorney-in-Fact

Exhibit List

(4)(a)	Executed Agreement and Plan of Reorganization, adopted by the Registrant on behalf of All American Equity Fund and Global Luxury Goods Funds is filed herewith.
(6)(f)	Amended Schedule A to the Advisory Agreement with U.S. Global Investors, Inc., dated December 15, 2020, is filed herewith.
(6)(g)	Amended Appendix to Administrative Services Agreement with U.S. Global Investors, Inc., dated December 22, 2020 is filed herewith.
(7)(e)	Second Amendment dated December 22, 2020 to Distribution Agreement with Foreside Fund Services, LLC, is filed herewith.
(9)(h)	Amendment dated December 22, 2020 to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., is filed herewith.
(10)(e)	Amended Appendix to the Distribution Plan dated December 9, 2015, is filed herewith.
(12)(a)	Opinion of Counsel with respect to certain tax consequences relating to the Plan of Reorganization is filed herewith.